Other Assets and Liabilities	12 Months Ended
Dec. 31, 2022
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Other Assets and Liabilities
9.	Other Assets and Liabilities
Other assets and liabilities as at December 31, 2021 and 2022, are as follows:

( i n millions of Korean won)	December 31, 2021		December 31, 2022
Other assets
Advance payments	￦	151,266	￦	181,150
Prepaid expenses		100,697		107,775
Contract cost		1,801,244		1,817,678
Contract assets		745,085		802,253
Others		22,212		12,964
Less: Non-current		(776,363)		(820,608)

Current	￦	2,044,323	￦	2,101,212

Other liabilities
Advances received 1	￦	372,375	￦	387,986
Withholdings		135,160		155,017
Unearned revenue 1		35,577		46,493
Lease liabilities		1,159,369		1,172,038
Contract liabilities		323,651		284,107
Others		25,757		33,108
Less: Non-current		(927,596)		(945,731)

Current	￦	1,124,293	￦	1,133,018

1	The amounts include adjustments arising from adoption of IFRS 15 R evenue from Contracts with Customers (Note 26).